Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37790
Entity Registrant Name	51Talk Online Education Group
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	24 Raffles Place #17-04 Clifford Centre
Entity Address, Postal Zip Code	048621
Entity Address, Country	SG
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001659494
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
ADS
Title of 12(b) Security	American Depositary Shares, each representing fifteen Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSEAMER
Trading Symbol	COE
Entity Common Stock, Shares Outstanding	948,675
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NYSEAMER
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	239,693,217
Class B ordinary shares
Entity Common Stock, Shares Outstanding	103,606,980
Business Contact
Contact Personnel Name	David Chung
Entity Address, Address Line One	Room 105 17/F Tower I, Grand Century Place
Entity Address, Address Line Two	193 Prince Edward Road, Mong Kok
Entity Address, City or Town	Hong Kong
Contact Personnel Email Address	ir@51talk.com
Entity Address, Country	CN
Ordinary Shares
Entity Common Stock, Shares Outstanding	343,300,197